Significant events	12 Months Ended
Dec. 31, 2020
Significant events
Significant events

2.           Significant events

2021-2025 Master Development Programs

On November 27, 2020, the 2021-2025 Master Development Programs for the 13 airports of the group were authorized by the Ministry of Communications and Transportation, through the Federal Civil Aviation Agency ("AFAC"). The Master Development Programs include major maintenance, minor expenses and capital investment for the expansion, improvement, modernization and maintenance of airport infrastructure and equipment according to national and international efficiency, operational and safety standards, considering the growth of estimated passenger traffic. The amount of the committed investment was Ps.11,979,621 in pesos with purchasing power as of December 31, 2019 (note 10).

GACN’s Annual Shareholders’ Meeting

At the Ordinary and Extraordinary General Stockholders’ Meeting held on July 7, 2020, the stockholders approved the cancellation of 3,659,417 series B shares representing the minimum or fixed capital stock. The shareholders also approved to increase the reserve for the repurchase of the Company’s shares to Ps.1,500,000, after taking into consideration the repurchase of shares during 2019 and the amounts used from January 1, 2020 to the day of the meeting.